Customer Deposits - Schedule of Customer Deposits (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Deposits from customers [abstract]
Savings accounts		€ 322,711	€ 319,688
Credit balances on customer accounts		201,964	186,316
Corporate deposits		30,010	32,602
Other		1,044	1,222
Customer deposits	[1]	€ 555,729	€ 539,828

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.